TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Income Tax Benefit (Expense)

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax (expense) benefit	39,061	(165)	0	0
China	39,061	(165)	0	0
Other jurisdictions	0	0	0	0
Deferred taxation	131,458,011	56,216,109	135,199,657	21,701,041
China	56,671,847	20,125,336	62,228,916	9,988,429
Other jurisdictions	74,786,164	36,090,773	72,970,741	11,712,612
Change in valuation allowance	(138,865,092)	(56,216,109)	(135,199,657)	(21,701,041)
China	(64,078,928)	(20,125,336)	(62,228,916)	(9,988,429)
Other jurisdictions	(74,786,164)	(36,090,773)	(72,970,741)	(11,712,612)

Income tax (expense) benefit	(7,368,020)	(165)	0	0

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(4%)	1%	0%
Change of prior year deferred tax assets	0%	(5%)	0%
Change of valuation allowance	(15%)	(19%)	(25%)
(Income) not subject to tax and non-deductible expenses, net	(9%)	1%	0%
Effect of tax holidays	(1%)	0%	0%
Effect of future tax rate change	3%	0%	0%
Effect of expired net operating loss carry forwards	0%	(3%)	0%

Effective EIT rate	(1%)	0%	0%

Significant Components of Deferred Tax Assets and Liablities

Significant components of deferred tax assets

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$ (Note 3)
Temporary differences related to expenses and accruals	4,719,622	4,466,370	716,902
Temporary differences related to provision for advances to suppliers	0	2,421,809	388,727
Temporary differences related to provision for doubtful accounts	0	3,132,359	502,778
Temporary differences related to prepaid royalties	4,495,406	0	0
Other	1,721,596	4,140,842	664,651

Total current deferred tax assets	10,936,624	14,161,380	2,273,058
Less: Valuation allowance	(10,936,624)	(14,161,380)	(2,273,058)

Net current deferred tax assets	0	0	0

Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	13,139,782	6,567,863	1,054,215
Startup expenses and advertising fee	9,818,616	19,011,503	3,051,557
Temporary differences related to research and development credits	5,368,367	1,011,966	162,432
Temporary differences related to equity investment	5,619,339	9,263,766	1,486,937
Foreign tax credits	15,563,223	15,525,185	2,491,964
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	802,555
Tax loss carry forwards	247,897,899	378,001,844	60,673,479

Total non-current deferred tax assets	302,407,226	434,382,127	69,723,139
Less: Valuation allowance	(302,407,226)	(434,382,127)	(69,723,139)

Net non-current deferred tax assets	0	0	0

Total deferred tax assets	0	0	0

Significant components of deferred tax liabilities

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,521,837	5,508,341	884,150

Movement of Valuation Allowance on Deferred Tax Assets

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2012
	RMB	RMB	US$
			(Note 3)
Balance at January 1	257,127,741	313,343,850	50,295,156
Increase in valuation allowance	56,216,109	135,199,657	21,701,041

Balance at December 31	313,343,850	448,543,507	71,996,197